                             Janus Investment Fund
                              Janus Research Fund
                               Janus Mercury Fund

                      Supplement dated September 18, 2006
                      To Currently Effective Prospectuses

Effective on or about December 31, 2006, Janus Research Fund will change its name to "Janus Global Research Fund" and adopt an additional investment strategy to normally invest at least 40% of its net assets in securities of issuers from different countries located throughout the world, excluding the United States. This additional investment strategy is not intended to have a material impact on Janus Research Fund's investment process and reflects the research team's long-term expectations of finding investment opportunities throughout the world. The first paragraph under "PRINCIPAL INVESTMENT STRATEGIES" in the Prospectus with respect to Janus Research Fund will be replaced in its entirety with the following:

     The Fund pursues its objective by investing primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size and located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies. The Fund normally invests at least 40% of its net assets in securities of issuers from different countries located throughout the world, excluding the United States.

Also effective on or about December 31, 2006, Janus Mercury Fund will change its name to "Janus Research Fund." The Fund will continue to be managed with the same investment objective and strategies.

JANUS RESEARCH FUND ONLY:

At a meeting held on September 6, 2006, the Board of Trustees of Janus Investment Fund unanimously approved a proposal to seek shareholder approval of an amendment to the Fund's investment advisory agreement, which changes the Fund's benchmark index from the Russell 1000(R) Index to the Morgan Stanley Capital International ("MSCI") World Growth Index. The benchmark index is used to evaluate the Fund's performance and to calculate any adjustment upward or downward to the investment advisory fee paid to Janus Capital Management LLC ("Janus Capital") by the Fund, based upon the investment performance of the Fund relative to its approved benchmark index over a specified measuring period. The proposed benchmark index change (the "Proposal") is subject to approval by shareholders of Janus Research Fund at a Special Meeting of Shareholders to be held on December 14, 2006 (or any adjournments or postponements thereof).

If shareholders of Janus Research Fund approve the Proposal, the amendment to the Fund's investment advisory agreement, and therefore implementation of the MSCI World Growth Index as the approved benchmark index, will take effect on January 1, 2007 or as soon as practicable after shareholder approval is obtained.

Janus Research Fund shareholders as of September 15, 2006 will receive the Proxy Statement providing notice of the Special Meeting of Shareholders and details regarding the Proposal. If you purchased shares of Janus Research Fund through a financial intermediary, your financial intermediary will generally be forwarding these materials to you and requesting your vote. The Proxy Statement will also be available on the SEC's website at www.sec.gov and at janus.com or by calling Janus at 1-877-33JANUS.

You should consider this information in deciding whether either of these Funds is an appropriate investment for you.

                             Janus Investment Fund
                              Janus Research Fund

                      Supplement dated September 18, 2006
                       To Currently Effective Prospectus

Effective on or about December 31, 2006, Janus Research Fund will change its name to "Janus Global Research Fund" and adopt an additional investment strategy to normally invest at least 40% of its net assets in securities of issuers from different countries located throughout the world, excluding the United States. This additional investment strategy is not intended to have a material impact on Janus Research Fund's investment process and reflects the research team's long-term expectations of finding investment opportunities throughout the world. The first paragraph under "PRINCIPAL INVESTMENT STRATEGIES" in the Prospectus with respect to Janus Research Fund will be replaced in its entirety with the following:

     The Fund pursues its objective by investing primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size and located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies. The Fund normally invests at least 40% of its net assets in securities of issuers from different countries located throughout the world, excluding the United States.

At a meeting held on September 6, 2006, the Board of Trustees of Janus Investment Fund unanimously approved a proposal to seek shareholder approval of an amendment to the Fund's investment advisory agreement, which changes the Fund's benchmark index from the Russell 1000(R) Index to the Morgan Stanley Capital International ("MSCI") World Growth Index. The benchmark index is used to evaluate the Fund's performance and to calculate any adjustment upward or downward to the investment advisory fee paid to Janus Capital Management LLC ("Janus Capital") by the Fund, based upon the investment performance of the Fund relative to its approved benchmark index over a specified measuring period. The proposed benchmark index change (the "Proposal") is subject to approval by shareholders of Janus Research Fund at a Special Meeting of Shareholders to be held on December 14, 2006 (or any adjournments or postponements thereof).

If shareholders of Janus Research Fund approve the Proposal, the amendment to the Fund's investment advisory agreement, and therefore implementation of the MSCI World Growth Index as the approved benchmark index, will take effect on January 1, 2007 or as soon as practicable after shareholder approval is obtained.

Janus Research Fund shareholders as of September 15, 2006 will receive the Proxy Statement providing notice of the Special Meeting of Shareholders and details regarding the Proposal. If you purchased shares of Janus Research Fund through a financial intermediary, your financial intermediary will generally be forwarding these materials to you and requesting your vote. The Proxy Statement will also be available on the SEC's website at www.sec.gov and at janus.com or by calling Janus at 1-877-33JANUS.

You should consider this information in deciding whether the Fund is an appropriate investment for you.

                             Janus Investment Fund
                               Janus Mercury Fund

                      Supplement dated September 18, 2006
                       To Currently Effective Prospectus

Effective on or about December 31, 2006, Janus Mercury Fund will change its name to "Janus Research Fund." The Fund will continue to be managed with the same investment objective and strategies.

You should consider this information in deciding whether the Fund is an appropriate investment for you.

                             Janus Investment Fund
                              Janus Research Fund
                               Janus Mercury Fund

                      Supplement dated September 18, 2006
           To Currently Effective Statement of Additional Information

Effective on or about December 31, 2006, Janus Research Fund will change its name to "Janus Global Research Fund" and adopt an additional investment strategy to normally invest at least 40% of its net assets in securities of issuers from different countries located throughout the world, excluding the United States.

Also effective on or about December 31, 2006, Janus Mercury Fund will change its name to "Janus Research Fund." The Fund will continue to be managed with the same investment objective and strategies.